SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and consolidated variable interest entities (the “VIEs”). All intercompany transactions and balances are eliminated on consolidation.

Variable Interest Entities

Variable Interest Entities

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The Company is deemed as the primary beneficiary of and consolidates variable interest entities when the Company has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.

As of December 31, 2017 and 2018, the Group consolidated two and six entities under VIE model, and the assets and liabilities of the consolidated VIEs are immaterial to the Group's consolidated financial statements.

The Group evaluates its business activities and arrangements with the entities that operate the manachised and franchised hotels and the funds that it serves as general partner or fund manager to identify potential variable interest entities. Generally, these entities that operate the manachised and franchised hotels qualify for the business scope exception, therefore consolidation is not appropriate under the variable interest entity consolidation guidance. For the disclosure of significant non-consolidated variable interest entities, see Note7 Investments.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, purchase price allocation, impairment of goodwill, fair value measurement and impairment of investments, share-based compensation, estimates involved in the accounting for its customer loyalty program, and contingent liabilities.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash	Restricted cash Restricted cash mainly represents deposits used as security against borrowings and deposits restricted due to contract disputes or lawsuit.
Investments

Investments

Investments represent equity-method investments, equity investments with readily determinable fair values, equity investments without readily determinable fair values and available-for-sale debt securities.

The Group accounts for equity investment in entities with significant influence under equity-method accounting. Under this method, the Group’s pro rata share of income (loss) from investment is recognized in the consolidated statements of comprehensive income. Dividends received reduce the carrying amount of the investment. When the Group’s share of loss in an equity-method investee equals or exceeds its carrying value of the investment in that entity, the Group continues to report its share of equity method losses in the statements of comprehensive income to the extent and as an adjustment to the carrying amount of its other investments in the investee. Equity-method investment is reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in other expense when a decline in value is deemed to be other-than- temporary.

Investments in equity securities that have readily determinable fair values (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are measured at fair value, with unrealized gains and losses from fair value changes recognized in net income in the consolidated statements of comprehensive income.

Investments in equity securities without readily determinable fair values are measured at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the amount by which the carrying value exceeds the fair value of the investment. Prior to the fiscal year of 2018, these investments were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.

Debt securities that the company has no intent to hold till maturity or may sell the security in response to the changes in economic conditions are classified as available-for-sale debt securities. Available-for-sale debt securities are reported at fair value, with unrealized gains and losses (other than impairment losses) recognized in accumulated other comprehensive income or loss. Realized gains and losses on debt securities are recognized in the net income in the consolidated statements of comprehensive income. The Group monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

As a result of the impairment analysis, the Group recorded an impairment of RMB3,  nil and nil in 2016, 2017 and 2018, respectively.

Accounts receivable, net of allowance

Accounts receivable, net of allowance

Accounts receivable mainly consist of franchise fee receivables, amounts due from corporate customers, travel agents, hotel guests and credit card receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Loan receivables

Loan receivables

Loan receivables are measured at amortized cost with interest accrued based on the contract rate. The Group classified loan receivables as long-term or short-term investments according to their contractual maturity or expected holding time. The Group evaluates the credit risk associated with the loans, and estimates the cash flow expected to be collected over the life of loans on an individual basis based on the Group’s past experiences, the borrowers’ financial position, their financial performance and their ability to continue to generate sufficient cash flows. A valuation allowance will be established for the loans unable to collect. No valuation allowance has been recorded in 2016, 2017 or 2018 based on the result of the assessment. The Group entered into entrusted loan agreements with certain franchisees with the typical terms to be two to three years and annual interest rates ranging from 8.0% to 8.5%, and with other un-related third-parties with the annual interest rates ranging from 6% to 12%.

Inventories

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding for new hotels opened are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables and beddings replacement are expensed when used.

Property and equipment, net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and amortization. The renovations, betterments and interest cost incurred during construction are capitalized. Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements and property under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net and unfavorable lease

Intangible assets, net and unfavorable lease

Intangible assets consist primarily of brand name, master brand agreement, non-compete agreements, franchise agreements and favorable leases acquired in business combinations and purchased software. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand name, master brand agreement, non-compete agreements, franchise agreements and favorable lease agreements acquired from business combination are recognized and measured at fair value upon acquisition.

Non-compete agreements, franchise agreements and favorable lease agreements are amortized over the expected useful life, remaining franchise contract terms and remaining operating lease terms respectively. Unfavorable lease agreements from business combination transactions are recognized as other long-term liabilities and are amortized over the remaining operating lease terms. Purchased software is stated at cost less accumulated amortization.

Brand name is considered to have an indefinite life. Master brand agreement, acquired in Accor acquisition (Note 3), granted the Group certain franchise rights with initial term of 70 years, and can be renewed without substantial obstacles.  As a result, the useful life is determined to be indefinite. The Group evaluates the brand name and master brand agreement each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group measures the impairment by comparing the fair value of brand name and master brand agreement with its carrying amount. If the carrying amount of brand name and master brand agreement exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. The Group measures the fair value of the brand name under the relief-from-royalty method, the master brand agreement under the multi-period excess earnings method. Management performs its annual brand name and master brand agreement impairment test on November 30.

Land use rights

Land use rights

Land use rights, which are all located in PRC, are recorded at cost and amortized on a straight-line basis over the remaining term of the land certificates, between 30 to 50 years. Amortization expense of land use rights for the years ended December 31, 2016, 2017 and 2018 amounted to RMB4,  RMB5 and RMB5, respectively.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continued underperformance relative to the projected operating results, of which the carrying amount of the property and equipment exceed the future undiscounted net cash flows, and recognized an impairment loss of RMB151,  RMB169 and RMB35 during the years ended December 31, 2016, 2017 and 2018, respectively.

Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. A reporting unit is identified as a component for which discrete financial information is available and is regularly reviewed by management. All the acquired business has been migrated to the Group’s business, and the Group's management regularly reviews operation data including industrial metrics of revenue per available room, occupancy rate, and number of hotels by scale/brand, rather than discrete financial information for the purpose of performance evaluation and resource allocation at brand level. The Company concluded that it had only one reporting unit, and therefore the goodwill impairment testing was performed on consolidation level. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized in general and administrative expenses for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment test on November 30.

The Group had not recognized any goodwill impairment for years ended December 31, 2016, 2017 and 2018.

Revenue recognition

Revenue recognition

Revenue are primarily derived from products and services in leased and owned hotels, contracts of manachised and franchised hotels with third-party franchisees as well as activities other than the operation of hotel businesses.

Leased and owned hotel revenues

Leased and owned hotel revenues are primarily derived from the rental of rooms, food and beverage sales and other ancillary goods and services, including but not limited to souvenir, laundry, parking and conference reservation. Each of these products and services represents an individual performance obligation and, in exchange for these services, the Group receives fixed amounts based on published rates or negotiated contracts. Payment is due in full at the time when the services are rendered or the goods are provided. Room rental revenue is recognized on a daily basis when rooms are occupied. Food and beverage revenue and other goods and services revenue are recognized when they have been delivered or rendered to the guests as the respective performance obligations are satisfied.

Manachised and franchised hotel revenues

The manachised and franchised agreement contains the following promised services:

•	Intellectual Property ("IP") license grant the right to access the Group’s hotel system IP, including brand names.

•

Pre-opening services include providing services (e.g., install IT information system and provide access to purchase platform, help to obtain operational qualification, and help to recruit and train employees) to the franchisees to assist in preparing for the hotel opening.

•	System maintenance services include providing standardization hotel property management system (PMS), central reservation system (CRS) and other internet related services.

•	Hotel management services include providing day-to-day management services of the hotels for the franchisees.

The promises to provide pre-opening services and system maintenance services are not distinct performance obligation because they are attendant to the license of IP. Therefore, the promises to provide pre-opening services and system maintenance services are combined with the license of IP to form a single performance obligation. Hotel management services forms a single distinct performance obligation.

Manachised and franchised hotel revenues are derived from franchise agreements where the franchisees are primarily required to pay (i) an initial one-time franchise fee, and (ii) continuing franchise fees, which mainly consist of (a) on-going management and franchise service fees, (b) central reservation system usage fees, system maintenance and support fees and (c) reimbursements for hotel manager fees.

Initial one-time franchise fee, is typically fixed and collected upfront and recognized as revenue over the term of the franchise contract. The Group does not consider this advance consideration to include a significant financing component, since it is used to protect the Group from the franchisees failing to adequately complete some or all of its obligations under the contract. These fees are typically collected upfront and are recognized as revenue over the term of the franchise contract.

On-going management and franchise service fees are generally calculated as a certain percentage of the room revenues of the franchised hotel. Generally, management and franchise service fees are due and payable on a monthly basis as services are provided and revenue is recognized over time as services are rendered.

Central reservation system usage fees, other system maintenance and support fees are typically billed and collected monthly along with base management and franchise fees, and revenue is generally recognized as services are provided.

Reimbursements for hotel manager fees, which cover the manachised hotel managers’ payroll, social welfare benefits and certain other out-of-pocket expenses that the Group incurs on behalf of the manachised hotels. The reimbursements are recognized over time within revenues for the reimbursement of costs incurred on behalf of manachised hotels.

Other Revenues

Other revenues are derived from activities other than the operation of hotel businesses, which mainly include revenues from Hua Zhu mall and the provision of IT products and services to hotels. Revenues from Hua Zhu mall are commissions charged from suppliers for goods sold through the platform and are recognized upon delivery of goods to end customers when its suppliers’ obligation is fulfilled.  Revenues from IT products are recognized when goods are delivered and revenues from IT services are recognized when services are rendered.

Loyalty Program

Under the loyalty program the Group administers, members earn loyalty points that can be redeemed for future products and services. Points earned by loyalty program members represent a material right to free or discounted goods or services in the future. The loyalty program has one performance obligation that consists of marketing and managing the program and arranging for award redemptions by members. The Group is responsible for arranging for the redemption of points, but the Group does not directly fulfill the redemption obligation except at leased and owned hotels. Therefore, the Group is the agent with respect to this performance obligation for manachised and franchised hotels, and is the principal with respect to leased and owned hotels.

For leased and owned hotels, a portion of the leased and owned revenues is deferred until a member redeems points. The amount of revenue the Group recognize upon point redemption is impacted by the estimate of the “breakage” for points that members will never redeem in the Group's owned and leased hotels.

For manachised and franchised hotels, the portion of revenue deferred by manachised and franchised hotels are collected by the Group which will be refunded upon redemption of points at manachised and franchised hotels. The estimated breakage for points earned in manachised and franchised hotels are recognized as manachised and franchised revenue for each period. The Group estimates breakage based on the Group's historical experience and expectations of future member behavior and will true up the estimated breakage at end of each period.

Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. The membership duration is estimated to be two to five years which reflects the expected membership retention. Revenues recognized from membership fees were RMB145,  RMB160 and RMB192 for the years ended December 31, 2016, 2017 and 2018, respectively, which amount were included in revenues from leased and owned hotel or revenues from manachised and franchised hotels depending on the type of hotels the membership was sold at.

Contract Balances

The Group's payments from customers are based on the billing terms established in contracts. Customer billings are classified as accounts receivable when the Group's right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is classified as a contract asset. Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group's consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

PRC Value-Added Taxes and surcharges

PRC Value-Added Taxes and surcharges

Starting from May 2016, the accommodation services of the Group are subject to 6% of Value-Added Taxes.

The Group is subject to education surtax and urban maintenance and construction tax, on the services provided in the PRC.

Advertising and promotional expenses

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB65,  RMB91 and RMB103 for the years ended December 31, 2016, 2017 and 2018, respectively.

Government grants

Government grants

Government grants represent cash received by the Group in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investments the Group made as well as income generated by the Group in such districts. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. Normally, the Group does not receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received, and therefore cash subsidies are recognized when received and when all the conditions for their receipts have been satisfied. Government grants recognized were RMB83,  RMB55 and RMB106 for the years ended December 31, 2016, 2017 and 2018, respectively, which were recorded as other operating income.

Leases

Leases

A lease of which substantially all the benefits and risks incidental to ownership remain with the lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays or requires fixed escalations of the minimum lease payments, the Group records the total rental expense on a straight-line basis over the initial lease term and the difference between the straight-line rental expense and cash payment under the lease is recorded as deferred rent. As of December 31, 2017 and 2018, deferred rent of RMB50 and RMB71 were recorded as other current liabilities and RMB1,380 and RMB1,507 were recorded as long-term liabilities, respectively.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the functional currency are translated into functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income.

Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Comprehensive income

Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income, foreign-currency translation adjustments and unrealized securities holding gains (losses) recognized before the adoption of ASU No. 2016-01.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term and long-term investments, loan receivables, amount due from related parties and accounts receivable.

All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk and the Group’s short-term and long-term investments consist of equity investments in listing and private companies. The Group’s loan receivables are lent to entities with high credit quality. The Group conducts credit evaluations on its group and agency customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Fair value

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalent, restricted cash, loan receivables current and non-current portion, receivables, payables, short-term debts, long-term debts. The carrying amounts of these short-term financial instruments approximates their fair value due to their short-term nature. The long-term debts and long-term loan receivables approximate their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates.

As of December 31, 2017 and 2018, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active		Significant
			Markets for Identical	Significant Other	Unobservable
Years Ended			Assets	Observable Inputs	Inputs
December 31,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
2017	Equity securities with readily determinable fair value	1,037	1,037	—	—
2017	Available-for-sale debt securities	346	—	346	—
2018	Equity securities with readily determinable fair value	4,111	4,111	—	—
2018	Available-for-sale debt securities	320	—	320	—

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the years ended December 31, 2016, 2017 and 2018:

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active	Significant
		Fair Value for	Markets for Identical	Other Observable	Significant Unobservable	Total
Years Ended		Years Ended	Assets	Inputs	Inputs	Loss for
December 31,	Description	December 31	(Level 1)	(Level 2)	(Level 3)	the Year
2016	Property and equipment	21	—	—	21	151
2016	Equity-method investments	—	—	—	—	3
2017	Property and equipment	52	—	—	52	169
2018	Property and equipment	10	—	—	10	35

As a result of reduced expectations of future cash flows from certain leased hotels, the Group determined that the hotels property and equipment with a carrying amount of RMB172 RMB221 and RMB45 was not fully recoverable and consequently recorded an impairment charge of RMB151,  RMB169 and RMB35 for the years ended December 31, 2016, 2017 and 2018, respectively. As a result of the impairment assessment, the Group determined that the long term investment amount with a carrying amount of RMB3, nil and nil was impaired as a result of the impairment assessment for the years ended December 31, 2016, 2017 and 2018, respectively.

Fair value of the property and equipment impairment testing was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its long-lived assets held and used and its reporting units are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable input used in the fair value measurement, which are 4% and 20%, respectively, for the years ended December 31, 2016, 2017 and 2018, respectively.

Share-based compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the performance conditions for a period of time following the grant date. Share-based compensation expense is recognized according to the Group’s judgement of likely future performance and will be adjusted in future periods based on the actual performance. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended December 31, 2016, 2017 and 2018, the Group recognized share-based compensation expenses of RMB55,  RMB66 and RMB83, respectively, which was classified as follows:

	Years Ended December 31,
	2016	2017	2018
Hotel operating costs	13	20	27
Selling and marketing expenses	1	2	3
General and administrative expenses	41	44	53
Total	55	66	83

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of stock options and vest of nonvested restricted stocks (using the treasury stock method).

The loaned shares under the ADS lending agreement are excluded from both the basic and diluted earnings per share calculation unless default of the ADS lending arrangement occurs which the Group considered the possibility is remote.

Segment reporting

Segment reporting

The Group identifies a business as an operating segment if: i) it engages in business activities from which it may earn revenues and incur expenses; ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance; and iii) it has available discrete financial information. The Group’s chief operating decision maker has been identified as the chief executive officer. CODM regularly reviews the operation data, such as industrial metrics of revenue per available room, occupancy rate, and number of hotels by scale/brand, to assess the performance and allocate the resources at brand level. All the acquired business including Accor, Crystal Orange and Blossom Hill has been migrated to the Group’s business, and the Group operates and manages its business as a single segment. Therefore, the Group has one single operating segment.

The Group primarily generates its revenues from customers in the PRC. Substantially all of the Group’s long-lived assets are located in the PRC.

Treasury shares

Treasury shares

Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. As of December 31, 2018, under the repurchase plan, the Company had repurchased an aggregate of 3,096,764 ordinary shares on the open market for total cash consideration of RMB107. The repurchased shares were presented as “treasury shares” in shareholders’ equity on the Group’s consolidated balance sheets.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Adopted Accounting Standards

The Group adopted the ASU 2014-09 and all related ASUs (collectively, the "new revenue standards") on January 1, 2018 utilizing the full retrospective basis in the consolidated financial statements, which required the Group to adjust each prior reporting period presented. The adoption of new revenue standards impacted the timing of revenue recognition related to initial one-time franchise fee from upon the opening of hotels to over the term of the franchise contract. In addition, the adoption of new revenue standards also impacted the accounting of the loyalty program. Under previous guidance, the Group adopted the incremental cost model to account for customer loyalty program. The estimated incremental costs, net of the reimbursement received from the franchisees, were accrued and recorded as accruals for customer loyalty program as members accumulate points and were recognized as cost and expense in the accompanying consolidated statements of comprehensive income. Upon adoption of new revenue standards, loyalty program is considered a separate performance obligation and the consideration allocated to the loyalty program are recognized as revenue upon point redemption, net of any cost paid to the franchisees and other third parties. The impact of the changes made to the Group’s consolidated financial statements as a result of the adoption of new revenue standards was as follows:

	Years Ended December 31,
	2016			2017
		Effect of the			Effect of the
		Adoption of			Adoption of
		New Revenue	As		New Revenue
	As Reported	Standards	Adjusted	As Reported	Standards	As Adjusted
Revenues:
Leased and owned hotels	5,212	27	5,239	6,343	(5)	6,338
Manachised and franchised hotels	1,412	7	1,419	1,787	64	1,851
Total revenues	6,655	34	6,689	8,170	59	8,229
Net revenues	6,539	34	6,573	8,170	59	8,229
Operating costs and expenses:
Hotel operating costs	4,932	2	4,934	5,674	1	5,675
Selling and marketing expenses	146	63	209	215	70	285
Total operating costs and expenses	5,650	65	5,715	6,803	71	6,874
Income from operations	872	(31)	841	1,438	(12)	1,426
Income before income taxes	1,078	(31)	1,047	1,609	(12)	1,597
Income tax expense	287	(8)	279	360	(3)	357
Net income	797	(23)	774	1,237	(9)	1,228
Net income attributable to Huazhu Group Limited	805	(23)	782	1,237	(9)	1,228

Earnings per share:
Basic	2.92		2.84	4.43		4.40
Diluted	2.84		2.76	4.24		4.21

	December 31, 2017
		Effect of the
		Adoption of
		New Revenue
	As Reported	Standards	As Adjusted
Deferred tax assets	326	80	406
Total assets	17,428	80	17,508
Deferred revenue – current	832	111	943
Accrued expenses and other current liabilities	1,265	(16)	1,249
Deferred revenue - noncurrent	172	226	398
Total liabilities	10,953	321	11,274
Retained earnings	2,754	(241)	2,513
Total equity	6,475	(241)	6,234
Total liabilities and equity	17,428	80	17,508

In January 2016, the FASB issued ASU No. 2016-01, which improves the recognition and measurement of financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income and separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group adopted the ASU effective January 1, 2018. The unrealized gains (losses), net of tax, on the available-for- sale securities of RMB41 were reclassified from accumulated other comprehensive income to retained earnings as of January 1, 2018.

In November, 2016, the FASB issued ASU 2016-18, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. Under ASU 2016-18, restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statements of cash flows. This ASU should be applied retrospectively and becomes effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, but early adoption is permitted. As a result of this update, restricted cash are included within cash and cash equivalents on the statements of consolidated cash flows. The Group adopted the ASU effective January 1, 2018. The balance of restricted cash of the Group of RMB361,  RMB1 and RMB481 million are included within the beginning balance of cash, cash equivalents, and restricted cash on the statements of consolidated cash flows for the year ended December 31, 2016, 2017 and 2018, respectively.

In June, 2018, the FASB issued ASU 2018-07, which simplifies aspects of share-based compensation issued to non-employees by making the guidance consistent with the accounting for employee share-based compensation. The ASU is effective for public business entities for fiscal years beginning after December 15, 2018. The Group's early adoption of this ASU in the year ended December 31, 2018 had no material impact on the Group's consolidated financial statements.

Accounting Standards Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities with certain practical expedients available on the balance sheet and disclosing key information about leasing arrangements. The accounting for lessors remains largely unchanged. Subsequent to ASU 2016-02, the FASB issued related ASUs, including ASU No. 2018-11 ("ASU 2018-11"), Leases (Topic 842): Targeted Improvements, which provides for another transition method in addition to the modified retrospective approach required by ASU 2016-02. This option allows entities to initially apply the new leases standard at the adoption date and recognize a cumulative adjustment to the opening balance of retained earnings in the period of adoption. The provisions of ASU 2016-02, and all related ASUs, are effective for interim periods and fiscal years beginning after December 15, 2018, with early adoption permitted. The Group expect to adopt ASU 2016-02 utilizing the optional transition approach allowed under ASU 2018-11 and applying the package of practical expedients beginning January 1, 2019. By applying ASU 2016-02 at the adoption date, as opposed to at the beginning of the earliest period presented, the reporting for periods prior to January 1, 2019 will continue to be reported in accordance with Leases (Topic 840). The Group expects material changes to its consolidated balance sheet. On January 1, 2019, the Group expects to recognize right-of-use lease assets in the range of RMB19 billion to RMB22 billion and related lease liabilities in the range of RMB20 billion to RMB23 billion for operating leases. As a result of adoption, the Group will reclassify from assets and liabilities approximately RMB1 billion, net to right-of-use lease assets which has been factored into the range above. The Group does not believe the standard will materially affect the consolidated statements of income or consolidated statements of cash flows. The standard will have no impact on the debt covenant compliance under the current agreements.

In January 2017, the FASB issued ASU 2017-04, "Intangibles-Goodwill and Other", which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. As a result, under the ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, the ASU clarifies the requirements for excluding and allocating foreign currency translation adjustments to reporting units in connection with an entity’s testing of reporting units for goodwill impairment. The ASU also clarifies that an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. For public business entities, the ASU is effective prospectively for fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact on the consolidated financial statements.

In June 2016, the FASB released Accounting Standards Update No.2016-13 ("ASU 2016-13"), Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 replaces the existing impairment model for most financial assets from an incurred loss impairment model to a current expected credit loss model, which requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. ASU 2016-13 also requires credit losses relating to AFS debt securities to be recognized through an allowance for credit losses. The provisions of ASU 2016-13 are to be applied using a modified retrospective approach and are effective for interim periods and fiscal years beginning after December 15, 2019, with early adoption permitted. The Group is currently evaluating the impact of adopting ASU 2016-13.

In August 2018, the FASB released Accounting Standards Update No. 2018-13 ("ASU 2018-13"), Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 modifies the disclosure requirements on fair value measurements. The provisions of ASU 2018-13 are to be applied using a prospective or retrospective approach, depending on the amendment, and are effective for interim periods and fiscal years beginning after December 15, 2019, with early adoption permitted. The Group is still evaluating the impact of adopting ASU 2018-13.

In August 2018, the FASB released Accounting Standards Update No. 2018-15 ("ASU 2018-15"), Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The provisions of ASU 2018-15 are to be applied using a prospective or retrospective approach and are effective for interim periods and fiscal years beginning after December 15, 2019, with early adoption permitted. The Group is currently evaluating the impact of adopting ASU 2018-15.

Translation into United States Dollars

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1 = RMB6.8755, on December 31, 2018, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2018, or at any other rate.